Income Tax - Additional Information (Detail) In Millions, unless otherwise specified							12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 EUR (€)	Dec. 31, 2007 USD ($)	Dec. 31, 2007 EUR (€)	Dec. 31, 2013 United Kingdom [Member] USD ($)	Dec. 31, 2013 Spain [Member] USD ($)	Dec. 31, 2013 Spain [Member] EUR (€)	Dec. 31, 2013 Luxembourg [Member] USD ($)	Dec. 31, 2013 Luxembourg [Member] EUR (€)
Components Of Income Tax Expense Benefit [Line Items]
Taxation loss carryforwards						$ 15.5	$ 195.1	€ 142.0	$ 147.8	€ 107.6
Taxation operating income							20.8	15.1
Tax credit operating income to be carried forward for offset against future taxable income							18 years	18 years
Unrecognized tax benefits		4.7	3.4	5.4	3.4
Accrued interest and penalties	$ 0.3